COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments
Aggregate minimum lease commitments under the aforesaid non-cancelable operating lease for the Holon offices as of June 30, 2014 are as follows:

$

2014 (six months ending December 31)	411
2015	1,975
2016	1,991
2017	2,023
Thereafter	13,982

20,382